Segment Information - Additional Information (Detail)	6 Months Ended
Sep. 30, 2026 Segments
Segment Reporting Information [Line Items]
Number of Reportable Segments	4
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	regularly allocates management resources and assesses segment performance by using the amount equivalent to income before income taxes attributable to ORIX Corporation Shareholders of each business segment.